UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-08560
                                                     ---------

                     Gabelli International Growth Fund, Inc.
          ------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                              One Corporate Center
                            Rye, New York 10580-1422
          ------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                 Bruce N. Alpert
                               Gabelli Funds, LLC
                              One Corporate Center
                            Rye, New York 10580-1422
          ------------------------------------------------------------
                     (Name and address of agent for service)

       registrant's telephone number, including area code: 1-800-422-3554
                                                           --------------

                      Date of fiscal year end: December 31
                                               -----------

                   Date of reporting period: December 31, 2003
                                             -----------------


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Annual Report to Shareholders is attached herewith.

                     GABELLI INTERNATIONAL GROWTH FUND, INC.

                                  ANNUAL REPORT
                                DECEMBER 31, 2003



TO OUR SHAREHOLDERS,

      The Sarbanes-Oxley Act requires a Fund's principal executive and financial officers to certify the entire contents of the semi-annual and annual shareholder reports in a filing with the Securities and Exchange Commission on Form N-CSR. This certification would cover the portfolio manager's commentary and subjective opinions if they are attached to or a part of the financial statements. Many of these comments and opinions would be difficult or impossible to certify.

      Because we do not want our portfolio managers to eliminate their opinions and/or restrict their commentary to historical facts, we have separated their commentary from the financial statements and investment portfolio and have sent it to you separately. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com/funds.

      Enclosed are the audited financial statements and the investment portfolio as of December 31, 2003 with a description of the factors that affected the performance during the past year.

PERFORMANCE DISCUSSION

      2003 turned out to be an excellent year for equity investors. All the major markets appreciated and returns for U.S.-based investors were helped by the weakness of the U.S. dollar relative to the leading overseas currencies such as the euro and the yen.

      The Gabelli International Growth Fund (the "Fund") appreciated by 36.6%, meeting its objective of outperforming the median international equity fund. The average international equity fund monitored by Lipper Inc. rose 34.7% during the year, and the Morgan Stanley Capital International ("MSCI") Europe, Australasia and Far East ("EAFE") Index rose 39.2% over the same period.

      In general, companies whose performance is more sensitive to overall economic activity performed best. Also, small companies outperformed larger companies and, with low interest rates, heavily indebted companies bounced back strongly.

      As a consequence, our portfolio holdings that are leveraged to economic growth and some of our investments that had been poor performers during the previous few years did best. These included Invik (+174.1%), Newmont Mining (+67.5%), RTL Group (+65.7%), Tokyo Electron (+51.6%), Christian Dior (+49.8%)
and Nikko Cordial (+49.3%).

      At the other end of the spectrum, our laggards were companies that had held up well during the market downturn and whose fortunes are not closely tied to changes in the rate of economic growth. These included Pernod Ricard (-4.5%), Gallaher Group (-5.4%) and Takeda Chemical (-14.3%). Additionally, Rohm (-17.2%) and Harmony Gold (-26.9%) performed poorly for more company specific reasons.

                                Sincerely yours,
                                /s/BRUCE N. ALPERT
                                Bruce N. Alpert
                                President

February 24, 2004

[GRAPHIC OMITTED]
PLOT POINTS FOLLOW:

      COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE GABELLI
        INTERNATIONAL GROWTH FUND, THE LIPPER INTERNATIONAL FUND AVERAGE
             AND THE MORGAN STANLEY CAPITAL INTERNATIONAL EAFE INDEX

              Gabelli International
                   Growth Fund         Lipper International     Morgan Stanley
                   (Class AAA)            Fund Average             EAFE Index
6/30/95              10,000                  10,000                 10,000
12/95                10,990                  10,605                 10,837
12/96                13,429                  12,132                 11,314
12/97                14,409                  12,799                 11,552
12/98                16,912                  14,465                 13,000
12/99                25,777                  20,375                 16,549
12/00                21,526                  17,197                 14,239
12/01                16,420                  13,464                 11,219
12/02                14,101                  11,220                  9,462
12/03                19,272                  15,117                 13,168

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. The performance tables and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.


COMPARATIVE RESULTS
--------------------------------------------------------------------------------

              AVERAGE ANNUAL RETURNS THROUGH DECEMBER 31, 2003 (A)
                                                                                                            SINCE
                                                       QUARTER        1 YEAR      3 YEAR      5 YEAR    INCEPTION (B)
                                                       -------        ------      ------      ------    -------------
  Gabelli International Growth Fund Class AAA ......   16.60%         36.67%      (3.62)%      2.65%        8.00%

  MSCI EAFE Index ..................................   17.11%         39.17%      (2.57)%      0.26%        6.80%
  Lipper International Fund Average ................   15.63%         34.73%      (3.97)%      1.29%        5.05%

  Class A ..........................................   16.55%         36.70%      (3.18)%      2.92%        8.17%
                                                        9.86%(c)      28.81%(c)   (5.08)%(c)   1.71%(c)     7.42%(c)
  Class B ..........................................   16.35%         35.64%      (4.34)%      2.18%        7.72%
                                                       11.59%(d)      30.88%(d)   (4.85)%(d)   1.97%(d)     7.72%(d)
  Class C ..........................................   16.35%         34.44%      (4.67)%      1.98%        7.59%
                                                       15.39%(d)      33.49%(d)   (4.67)%(d)   1.98%(d)     7.59%(d)

  (a) Returns represent past performance and do not guarantee future results. Total returns and average annual returns reflect changes in share price and reinvestment of dividends and are net of expenses. Investment returns and the principal value of an investment will fluctuate. When shares are redeemed, they may be worth more or less than their original cost. The Morgan Stanley Capital International (MSCI) EAFE Index is an unmanaged indicator of international stock market performance, while the Lipper Average reflects the average performance of mutual funds classified in this particular category. Performance for periods less than one year is not annualized. The Class AAA Shares' net asset values are used to calculate performance for the periods prior to the issuance of Class A Shares, Class B Shares and Class C Shares on July 25, 2001, January 17, 2001 and December 17, 2000, respectively. The actual performance for the Class B Shares and Class C Shares would have been lower due to the additional expenses associated with these classes of shares.
  (b) From commencement of investment operations on June 30, 1995.
  (c) Includes the effect of the maximum 5.75% sales charge at the beginning of the period.
  (d) Includes the effect of the applicable contingent deferred sales charge at the end of the period shown for Class B and Class C Shares, respectively.
  Note: Investing in foreign securities involves risks not ordinarily associated with investments in domestic issues, including currency fluctuation, economic and political risks.
--------------------------------------------------------------------------------

GABELLI INTERNATIONAL GROWTH FUND,INC.
PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2003
--------------------------------------------------------------------------------
                                                                       MARKET
     SHARES                                           COST              VALUE
     ------                                           ----             -------
              COMMON STOCKS -- 99.9%
              BROADCASTING -- 7.0%
      85,000  Mediaset SpA (a) ...............    $   636,308       $ 1,009,493
      10,000  Nippon Broadcasting
                System Inc. ..................        654,503           465,615
      25,575  NRJ Group ......................        241,087           545,178
      10,000  RTL Group ......................        599,500           589,367
         280  SKY Perfect
                Communications Inc.+ .........        211,479           329,197
                                                  -----------       -----------
                                                    2,342,877         2,938,850
                                                  -----------       -----------
              BUILDING AND CONSTRUCTION -- 5.5%
      17,000  Bouygues SA ....................        486,437           594,399
      75,750  CRH plc (a) ....................      1,120,545         1,525,606
      20,000  Sekisui House Ltd. .............        194,973           206,588
                                                  -----------       -----------
                                                    1,801,955         2,326,593
                                                  -----------       -----------
              CHEMICALS AND ALLIED PRODUCTS -- 0.5%
       5,000  Shin-Etsu Chemical Co. Ltd. ....        207,732           204,348
                                                  -----------       -----------
              COMPUTER SOFTWARE AND SERVICES -- 0.4%
          75  NIWS Co. Ltd. ..................        211,985           167,958
                                                  -----------       -----------
              CONSUMER PRODUCTS -- 13.1%
      50,000  Altadis SA .....................        735,472         1,419,021
      17,000  Christian Dior SA ..............        855,329         1,029,907
      59,000  Compagnie Financiere
                Richemont AG, Cl. A (a) ......      1,076,485         1,416,859
      25,000  Gallaher Group plc (a) .........        228,470           266,760
       6,000  Nintendo Co. Ltd. (a) ..........        937,307           561,836
       7,000  Swatch Group AG, Cl. B .........        700,573           840,509
                                                  -----------       -----------
                                                    4,533,636         5,534,892
                                                  -----------       -----------
              DIVERSIFIED INDUSTRIAL -- 2.3%
         750  SGS Societe Generale de
                Surveillance Holding SA ......        339,259           470,588
       4,500  Technip SA .....................        432,668           487,008
                                                  -----------       -----------
                                                      771,927           957,596
                                                  -----------       -----------
              ELECTRONICS -- 3.2%
       6,400  Rohm Co. Ltd. ..................      1,353,437           750,060
       8,000  Tokyo Electron Ltd. ............        370,772           607,633
                                                  -----------       -----------
                                                    1,724,209         1,357,693
                                                  -----------       -----------
              ENERGY AND UTILITIES -- 3.8%
      30,000  Eni SpA (a) ....................        448,358           570,954
       5,444  Total SA (a) ...................        834,211         1,009,469
                                                  -----------       -----------
                                                    1,282,569         1,580,423
                                                  -----------       -----------
              ENTERTAINMENT -- 5.3%
          40  Index Corp. ....................        188,242           235,141
     151,000  Publishing &
                Broadcasting Ltd. ............      1,028,758         1,424,410
      24,000  Vivendi Universal SA+ (a) ......      1,080,323           586,041
                                                  -----------       -----------
                                                    2,297,323         2,245,592
                                                  -----------       -----------

                                                                       MARKET
     SHARES                                           COST              VALUE
     ------                                           ----             -------
              EQUIPMENT AND SUPPLIES -- 0.4%
       4,000  Nakanishi Inc. .................    $   180,406       $   173,369
                                                  -----------       -----------
              FINANCIAL SERVICES -- 6.4%
       9,000  Invik & Co. AB, Cl. B ..........        869,658           888,080
      50,000  Irish Life & Permanent plc,
                London .......................        392,548           796,544
     180,000  Nikko Cordial Corp. (a) ........      1,233,959         1,003,078
                                                  -----------       -----------
                                                    2,496,165         2,687,702
                                                  -----------       -----------
              FINANCIAL SERVICES: BANKS -- 5.8%
      80,006  Bank of Ireland (a) ............        531,788         1,101,072
      35,000  Mitsubishi Securities Co. Ltd. .        247,055           381,123
      14,000  UBS AG .........................        614,827           958,803
                                                  -----------       -----------
                                                    1,393,670         2,440,998
                                                  -----------       -----------
              FINANCIAL SERVICES: INSURANCE -- 1.2%
      28,452  RAS SpA ........................        348,477           484,488
                                                  -----------       -----------
              FOOD AND BEVERAGE -- 4.4%
      20,000  Coca-Cola Hellenic Bottling
                Co. SA .......................        270,013           416,751
      70,000  Diageo plc (a) .................        616,826           927,251
       4,500  Pernod-Ricard SA ...............        325,884           500,347
                                                  -----------       -----------
                                                    1,212,723         1,844,349
                                                  -----------       -----------
              HEALTH CARE -- 17.0%
       8,875  AstraZeneca plc, London (a) ....        393,065           431,464
      14,126  AstraZeneca plc, Stockholm .....        532,974           688,111
      10,000  Aventis SA (a) .................        754,377           664,218
      45,140  GlaxoSmithKline plc (a) ........      1,313,608         1,049,740
      25,000  Novartis AG (a) ................        953,728         1,149,347
       9,000  Roche Holding AG (a) ...........        926,761           906,097
      16,000  Sanofi-Synthelabo SA ...........        686,850         1,204,843
         550  Synthes-Stratec Inc. ...........        372,080           544,330
      13,000  Takeda Chemical
                Industries Ltd. ..............        713,397           515,536
                                                  -----------       -----------
                                                    6,646,840         7,153,686
                                                  -----------       -----------
              HOTELS AND GAMING -- 2.5%
      27,000  Greek Organization of
                Football Prognostics .........        262,425           388,244
     165,000  Hilton Group plc (a) ...........        581,257           663,858
                                                  -----------       -----------
                                                      843,682         1,052,102
                                                  -----------       -----------
              METALS AND MINING -- 6.6%
      85,500  Harmony Gold Mining Co.
                Ltd. (a) .....................        534,222         1,390,454
      16,000  Harmony Gold Mining Co.
                Ltd., ADR ....................         86,108           259,680
      23,000  Newmont Mining Corp. ...........        521,800         1,118,030
                                                  -----------       -----------
                                                    1,142,130         2,768,164
                                                  -----------       -----------

                 See accompanying notes to financial statements.

GABELLI INTERNATIONAL GROWTH FUND,INC.
PORTFOLIO OF INVESTMENTS (CONTINUED) -- DECEMBER 31, 2003
--------------------------------------------------------------------------------
                                                                       MARKET
     SHARES                                           COST              VALUE
     ------                                           ----             -------
              COMMON STOCKS (CONTINUED)
              PUBLISHING -- 2.7%
     102,037  News Corp. Ltd. (a) ............    $   791,257       $   923,671
      20,000  Pearson plc ....................        216,197           225,134
                                                  -----------       -----------
                                                    1,007,454         1,148,805
                                                  -----------       -----------
              REAL ESTATE -- 0.9%
      50,000  Cheung Kong (Holdings)
                Ltd. (a) .....................        585,811           396,846
                                                  -----------       -----------
              RETAIL -- 2.8%
      45,000  Boots Group plc ................        466,366           556,649
      13,000  Ito-Yokado Co. Ltd. ............        456,734           408,790
       5,000  Matsumotokiyoshi Co. Ltd. ......        145,963           112,205
       5,000  Matsumotokiyoshi Co. Ltd.
                (when issued)+ ...............        145,963           112,205
                                                  -----------       -----------
                                                    1,215,026         1,189,849
                                                  -----------       -----------
              TELECOMMUNICATIONS -- 3.8%
         145  KDDI Corp. .....................        449,728           830,736
     379,600  Telecom Italia SpA, RNC+ .......        442,178           773,277
                                                  -----------       -----------
                                                      891,906         1,604,013
                                                  -----------       -----------
              TRANSPORTATION -- 0.8%
      54,000  Amadeus Global Travel
                Distribution SA, Cl. A .......        317,274           350,782
                                                  -----------       -----------

                                                                       MARKET
     SHARES                                           COST              VALUE
     ------                                           ----             -------
              WIRELESS COMMUNICATIONS -- 3.5%
      45,000  Telefonica Moviles SA+ (a) .....    $   321,346       $   475,241
     346,376  Vodafone Group plc (a) .........        866,398           870,079
       4,575  Vodafone Group plc, ADR ........        122,216           114,558
                                                  -----------       -----------
                                                    1,309,960         1,459,878
                                                  -----------       -----------
              TOTAL COMMON STOCKS ............     34,765,737        42,068,976
                                                  -----------       -----------
              TOTAL INVESTMENTS --
                99.9% ........................    $34,765,737        42,068,976
                                                                    ===========
              OTHER ASSETS AND LIABILITIES (NET) -- 0.1% ........        56,764
                                                                    -----------
              NET ASSETS -- 100.0% ..............................   $42,125,740
                                                                    ===========
-----------------
              For Federal tax purposes:
              Aggregate cost ....................................   $35,330,118
                                                                    ===========
              Gross unrealized appreciation .....................   $10,145,355
              Gross unrealized depreciation .....................    (3,406,497)
                                                                    -----------
              Net unrealized appreciation/(depreciation) ........   $ 6,738,858
                                                                    ===========
-----------------
 (a)   Securities  fair  valued  under procedures  established  by the  Board of
       Directors. At December 31, 2003, the market value of fair valued securities amounted to $17,889,941 or 42.5% of total net assets.
 +     Non-income producing security.
 ADR - American Depository Receipt.



                                                    % OF
                                                    MARKET             MARKET
GEOGRAPHIC DIVERSIFICATION                          VALUE              VALUE
--------------------------                         --------           --------
Europe ..........................................    68.8%          $28,946,137
Japan ...........................................    16.8%            7,065,418
Asia/Pacific ....................................     6.5%            2,744,927
North America ...................................     4.0%            1,662,360
South Africa ....................................     3.9%            1,650,134
                                                    -----           -----------
                                                    100.0%          $42,068,976
                                                    =====           ===========


                 See accompanying notes to financial statements.

                     GABELLI INTERNATIONAL GROWTH FUND, INC.

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2003
--------------------------------------------------------------------------------
ASSETS:
  Investments, at value (cost $34,765,737) ..................    $42,068,976
  Receivable for Fund shares sold ...........................        110,598
  Cash ......................................................         32,418
  Dividends and reclaims receivable .........................         69,298
  Other assets ..............................................          3,636
                                                                 -----------
  TOTAL ASSETS ..............................................     42,284,926
                                                                 -----------
LIABILITIES:
  Payable for investment advisory fees ......................         34,421
  Payable for Fund shares redeemed ..........................          8,865
  Payable for distribution fees .............................          8,622
  Payable to custodian ......................................         14,515
  Other accrued expenses ....................................         92,763
                                                                 -----------
  TOTAL LIABILITIES .........................................        159,186
                                                                 -----------
  NET ASSETS applicable to 2,616,649
    shares outstanding ......................................    $42,125,740
                                                                 ===========
NET ASSETS CONSIST OF:
  Capital stock, at par value ...............................    $     2,617
  Additional paid-in capital ................................     49,143,366
  Accumulated net investment income .........................          3,540
  Accumulated net realized loss on
    investments and foreign currency transactions ...........    (14,332,153)
  Net unrealized appreciation on investments
    and foreign currency transactions .......................      7,308,370
                                                                 -----------
  TOTAL NET ASSETS ..........................................    $42,125,740
                                                                 ===========
SHARES OF CAPITAL STOCK:
  CLASS AAA:
  Shares of capital stock outstanding
    ($0.001 par value) ......................................      2,609,457
                                                                 ===========
  Net Asset Value, offering and redemption
    price per share ($42,009,350 / 2,609,457
    shares outstanding) .....................................        $16.10
                                                                     ======
  CLASS A:
  Shares of capital stock outstanding
    ($0.001 par value) ......................................         5,529
                                                                     ======
  Net Asset Value and redemption price per share
    ($90,043 / 5,529 shares outstanding) ....................        $16.28
                                                                     ======
  Maximum sales charge ......................................         5.75%
                                                                     ======
  Maximum offering price per share (NAV / 0.9425,
    based on maximum sales charge
    of 5.75% of the offering
    price at December 31, 2003) .............................        $17.27
                                                                     ======
  CLASS B:
  Shares of capital stock outstanding
    ($0.001 par value) ......................................         1,382
                                                                     ======
  Net Asset Value, offering and redemption
    price per share ($21,926 / 1,382
    shares outstanding) .....................................        $15.87(a)
                                                                     ======
  CLASS C:
  Shares of capital stock outstanding
    ($0.001 par value) ......................................           281
                                                                     ======
  Net Asset Value, offering and redemption
    price per share ($4,421 / 281
    shares outstanding) .....................................        $15.73(a)
                                                                     ======
----------------------
(a) Redemption price varies based on the length of time held.


STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2003
--------------------------------------------------------------------------------
INVESTMENT INCOME:
  Dividends (net of foreign taxes of $64,317) ..............     $   710,530
  Interest .................................................           1,089
                                                                 -----------
  TOTAL INVESTMENT INCOME ..................................         711,619
                                                                 -----------
EXPENSES:
  Investment advisory fees .................................         349,598
  Distribution fees ........................................          87,810
  Registration fees ........................................          47,900
  Shareholder services fees ................................          53,456
  Shareholder communications expenses ......................          43,632
  Custodian fees ...........................................          39,323
  Legal and audit fees .....................................          37,582
  Directors' fees ..........................................           8,833
  Interest expense .........................................           9,321
  Miscellaneous expenses ...................................          10,956
                                                                 -----------
  TOTAL EXPENSES ...........................................         688,411
                                                                 -----------
  NET INVESTMENT INCOME ....................................          23,208
                                                                 -----------
NET REALIZED AND UNREALIZED GAIN/(LOSS) ON
  INVESTMENTS AND FOREIGN CURRENCY
  TRANSACTIONS:
  Net realized loss on investments and
    foreign currency transactions ..........................      (2,434,777)
  Net change in unrealized appreciation/
    depreciation on investments
    and foreign currency transactions ......................      13,535,897
                                                                 -----------
  NET REALIZED AND UNREALIZED GAIN/(LOSS)
    ON INVESTMENTS AND FOREIGN CURRENCY
    TRANSACTIONS ...........................................      11,101,120
                                                                 -----------
  NET INCREASE IN NET ASSETS RESULTING
    FROM OPERATIONS ........................................     $11,124,328
                                                                 ===========

                 See accompanying notes to financial statements.

                     GABELLI INTERNATIONAL GROWTH FUND, INC.

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
                                                                                 YEAR ENDED              YEAR ENDED
                                                                              DECEMBER 31, 2003       DECEMBER 31, 2002
                                                                              -----------------       -----------------
OPERATIONS:
  Net investment income ......................................................    $    23,208            $     20,094
  Net realized loss on investments and foreign currency transactions .........     (2,434,777)             (5,032,265)
  Net change in unrealized appreciation/depreciation of investments
    and foreign currency transactions ........................................     13,535,897                (334,081)
                                                                                  -----------            ------------
  NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ............     11,124,328              (5,346,252)
                                                                                  -----------            ------------
DISTRIBUTIONS TO SHAREHOLDERS:
  In excess of net investment income
    Class AAA ................................................................        (34,618)                (29,951)
    Class A ..................................................................           (105)                     (3)
    Class B ..................................................................             --                      --
    Class C ..................................................................             --                      --
                                                                                  -----------            ------------
  TOTAL DISTRIBUTIONS TO SHAREHOLDERS ........................................        (34,723)                (29,954)
                                                                                  -----------            ------------
  CAPITAL SHARE TRANSACTIONS:
    Class AAA ................................................................     (4,683,338)             (6,262,659)
    Class A ..................................................................         77,831                      83
    Class B ..................................................................          2,613                  (1,341)
    Class C ..................................................................        (33,247)                    207
                                                                                  -----------            ------------
  NET DECREASE IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS .................     (4,636,141)             (6,263,710)
                                                                                  -----------            ------------
REDEMPTION FEES:
  Redemption fees ............................................................        117,739                      --
                                                                                  -----------            ------------
  NET INCREASE/(DECREASE) IN NET ASSETS ......................................      6,571,203             (11,639,916)
NET ASSETS:
  Beginning of period ........................................................     35,554,537              47,194,453
                                                                                  -----------            ------------
  End of period ..............................................................    $42,125,740            $ 35,554,537
                                                                                  ===========            ============


                 See accompanying notes to financial statements.

GABELLI INTERNATIONAL GROWTH FUND, INC.
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
1. ORGANIZATION. The Gabelli International Growth Fund, Inc. (the "Fund") was organized on May 25, 1994 as a Maryland corporation. The Fund is a diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund's primary objective is long term capital appreciation. The Fund commenced investment operations on June 30,1995.

2. SIGNIFICANT ACCOUNTING POLICIES. The preparation of financial statements in accordance with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

SECURITY VALUATION. Portfolio securities listed or traded on a nationally recognized securities exchange, quoted by the National Association of Securities Dealers Automated Quotations, Inc. ("Nasdaq") or traded on foreign exchanges are valued at the last sale price on that exchange as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. All other portfolio securities for which over-the-counter market quotations are readily available are valued at the latest average of the bid and asked prices. If there were no asked prices quoted on that day, then the security is valued at the closing bid price. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the "Adviser"). Portfolio securities primarily traded on foreign markets are generally valued at the preceding closing values of such securities on their respective exchanges or if, after the close, market conditions change significantly, certain foreign securities may be fair valued pursuant to procedures established by the Board of Directors. Securities and assets for which market quotations are not readily available are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Board of Directors. Short-term debt securities with remaining maturities of 60 days or less are valued at amortized cost, unless the Board of Directors determines such does not reflect the securities' fair value, in which case these securities will be valued at their fair value as determined by the Board of Directors. Debt instruments having a maturity greater than 60 days are valued at the latest average of the bid and asked prices obtained from a pricing service approved by the Board of Directors, or a dealer maintaining an active market in those securities. Options are valued at the last sale price on the exchange on which they are listed. If no sales of such options have taken place that day, they will be valued at the mean between their closing bid and asked prices.

REPURCHASE AGREEMENTS. The Fund may enter into repurchase agreements with primary government securities dealers recognized by the Federal Reserve Board, with member banks of the Federal Reserve System or with other brokers or dealers that meet credit guidelines established by the Adviser and reviewed by the Board of Directors. Under the terms of a typical repurchase agreement, the Fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the Fund's holding period. The Fund will always receive and maintain securities as collateral whose market value, including accrued interest, will be at least equal to 102% of the dollar amount invested by the Fund in each agreement. The Fund will make payment for such securities only upon physical delivery or upon evidence of book entry transfer of the collateral to the account of the custodian. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to maintain the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited. At December 31, 2003, there were no repurchase agreements.

FORWARD FOREIGN EXCHANGE CONTRACTS. The Fund may engage in forward foreign exchange contracts for hedging a specific transaction with respect to either the currency in which the transaction is denominated or another currency as

GABELLI INTERNATIONAL GROWTH FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------
deemed appropriate by the Adviser. Forward foreign exchange contracts are valued at the forward rate and are marked-to-market daily. The change in market value is included in unrealized appreciation/depreciation on investments and foreign currency transactions. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign exchange contracts does not eliminate fluctuations in the underlying prices of the Fund's portfolio securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain/(loss) that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counter parties to the contracts are unable to meet the terms of their contracts.

FOREIGN CURRENCY TRANSLATION. The books and records of the Fund are maintained in United States (U.S.) dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period, and purchases and sales of investment securities, income and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses, which result from changes in foreign exchange rates and/or changes in market prices of securities, have been included in unrealized appreciation/depreciation on investments and foreign  currency  transactions.  Net realized  foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

SECURITIES TRANSACTIONS AND INVESTMENT INCOME. Securities transactions are accounted for on the trade date with realized gain or loss on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded as earned. Dividend income is recorded on the ex-dividend date or, for certain foreign dividends, as soon as the Fund is informed of the ex-dividend date.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with Federal income tax regulations which may differ from accounting principles generally accepted in the United States. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterization of distributions made by the Fund.

For the year ended December 31, 2003, reclassifications were made to increase accumulated net investment loss for $15,055 and to decrease accumulated net realized loss on investments and foreign currency transaction for $15,055. The tax character of distributions paid during the fiscal year ended December 31, 2003 and December 31, 2002 were as follows:

                                               YEAR ENDED         YEAR ENDED
                                            DECEMBER 31, 2003  DECEMBER 31, 2002
                                            -----------------  -----------------
  DISTRIBUTIONS PAID FROM:
  Ordinary income
    (inclusive of short term capital gains) ....  $34,273            $29,954
  Net long term capital gains ..................       --                 --
                                                  -------            -------
  Total distributions paid .....................  $34,273            $29,954
                                                  =======            =======

EXPENSES. Certain administrative expenses are common to, and allocated among the Classes of Shares. Such allocations are made on the basis of average net assets or other criteria directly affecting the expenses as determined by the Adviser or pursuant to procedures established by the Board of Directors.

GABELLI INTERNATIONAL GROWTH FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------
PROVISION FOR INCOME TAXES. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. As a result, a Federal income tax provision is not required.

Dividends and interest from non-U.S. sources received by the Fund are generally subject to non-U.S. withholding taxes at rates ranging up to 30%. Such withholding taxes may be reduced or eliminated under the terms of applicable U.S. income tax treaties, and the Fund intends to undertake any procedural steps required to claim the benefits of such treaties. If the value of more than 50% of the Fund's total assets at the close of any taxable year consists of stocks or securities of non-U.S. corporations, the Fund is permitted and may elect to treat any non-U.S. taxes paid by it as paid by its shareholders.

As of December 31, 2003, the components of accumulated earnings/(losses) on a tax basis were as follows:

      Accumulated capital loss carryforward .................    $(13,767,772)
      Net unrealized appreciation ...........................       6,738,858
      Other .................................................              --
                                                                 ------------
      Total accumulated loss ................................    $ (7,028,914)
                                                                 ============

Other is primarily due to unrealized foreign exchange appreciation/depreciation from foreign receivable and payables.

The Fund has a net capital loss carryforward for Federal income tax purposes at December 31, 2003 of $13,767,772. This capital loss carryforward is available to reduce future distributions of net capital gains to shareholders. $5,815,750 of the loss carryforward is available through 2009; $5,226,116 is available through 2010; and $2,725,906 is available through 2011.

3. INVESTMENT ADVISORY AGREEMENT. The Fund has entered into an investment advisory agreement (the "Advisory Agreement") with the Adviser which provides that the Fund will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 1.00% of the value of the Fund's average daily net assets. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund's portfolio, oversees the administration of all aspects of the Fund's business and affairs and pays the compensation of all Officers and Directors of the Fund who are its affiliates.

4. DISTRIBUTION PLAN. The Fund's Board of Directors has adopted a distribution plan (the "Plan") for each Class of Shares pursuant to Rule 12b-1 under the 1940 Act. For the year ended December 31, 2003, the Fund incurred distribution costs payable to Gabelli & Company, Inc., an affiliate of the Adviser, of $87,210 and $53 for Class AAA and Class A Shares, respectively, or 0.25% of average daily net assets, the annual limitation under its Plan. Class B and Class C Shares incurred distribution costs of $160 and $387, respectively, or 1.00% of average daily net assets, the annual limitation under each Plan. Such payments are accrued daily and paid monthly.

5. PORTFOLIO SECURITIES. Purchases and proceeds from the sales of securities for the year ended December 31, 2003, other than short term securities, aggregated $6,705,710 and $11,277,455, respectively.

6. LINE OF CREDIT. The Fund has access to an unsecured line of credit up to $25,000,000 from the custodian for temporary borrowing purposes. Borrowings under this arrangement bear interest at 0.75% above the Federal Funds rate on outstanding balances. There were no borrowings outstanding at December 31, 2003.

The average daily amount of borrowings outstanding within the year ended December 31, 2003, was $222,205, with a related weighted average interest rate of 1.92%. The maximum amount borrowed at any time during the year ended December 31, 2003 was $2,756,000.

GABELLI INTERNATIONAL GROWTH FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------
7. CAPITAL STOCK TRANSACTIONS. The Fund offers four classes of shares -- Class AAA Shares, Class A Shares, Class B Shares, and Class C Shares. Class AAA Shares are offered through selected dealers without a sales charge. Class A Shares are subject to a maximum front-end sales charge of 5.75%. Class B Shares are subject to a contingent deferred sales charge ("CDSC") upon redemption within six years of purchase. The applicable CDSC is equal to a declining percentage of the lesser of the net asset value per share at the date of original purchase or at the date of redemption, based on the length of time held. Class C Shares are subject to a 1% CDSC for twelve months after purchase.

The Fund imposes a redemption fee of 2.00% on Class AAA and Class A Shares that are redeemed within sixty days of purchase. The redemption fee is deducted from the proceeds otherwise payable to the redeeming shareholders. The redemption fees returned to the assets of the Fund during the period ended December 31, 2003 amounted to $117,739.

Transactions in shares of capital stock were as follows:

                                                                          YEAR ENDED                           YEAR ENDED
                                                                      DECEMBER 31, 2003                   DECEMBER 31, 2002
                                                                ------------------------------       -----------------------------
                                                                   SHARES            AMOUNT            SHARES            AMOUNT
                                                                ----------        ------------       ----------      -------------
                                                                          CLASS AAA                           CLASS AAA
                                                                ------------------------------       -----------------------------
Shares sold ................................................     3,040,870        $ 35,489,086        7,742,329      $ 100,433,264
Shares issued upon reinvestment of dividends ...............         2,002              31,787            2,324             27,027
Shares redeemed ............................................    (3,447,435)        (40,204,211)      (8,163,819)      (106,722,950)
                                                                ----------        ------------       ----------      -------------
  Net increase/(decrease) ..................................      (404,563)       $ (4,683,338)        (419,166)     $  (6,262,659)
                                                                ==========        ============       ==========      =============
                                                                           CLASS A                            CLASS A
                                                                ------------------------------       -----------------------------
Shares sold ................................................         5,826        $     82,800               77      $         945
Shares issued upon reinvestment of dividends ...............             4                  61               --                 --
Shares redeemed ............................................          (386)             (5,030)             (66)              (862)
                                                                ----------        ------------       ----------      -------------
  Net increase/(decrease) ..................................         5,444        $     77,831               11      $          83
                                                                ==========        ============       ==========      =============
                                                                           CLASS B                             CLASS B
                                                                ------------------------------       -----------------------------
Shares sold ................................................           196        $      2,638               94      $       1,202
Shares issued upon reinvestment of dividends ...............            --                  --               --                 --
Shares redeemed ............................................            (1)                (25)            (197)            (2,543)
                                                                ----------        ------------       ----------      -------------
Net increase/(decrease) ....................................           195        $      2,613             (103)     $      (1,341)
                                                                ==========        ============       ==========      =============
                                                                           CLASS C                             CLASS C
                                                                ------------------------------       -----------------------------
Shares sold ................................................       116,086        $  1,496,146              776      $       9,880
Shares issued upon reinvestment of dividends ...............            --                  --               --                 --
Shares redeemed ............................................      (116,086)         (1,529,393)            (776)            (9,673)
                                                                ----------        ------------       ----------      -------------
Net increase/(decrease) ....................................            --        $    (33,247)              --      $         207
                                                                ==========        ============       ==========      =============

8. TRANSACTIONS WITH AFFILIATES. During the year ended December 31, 2003, Gabelli & Company received $215 from investors representing commissions (sales charges and underwriting fees) on sales of Fund shares.

9. OTHER MATTERS. On October 7, 2003, the Fund's Adviser received a subpoena from the Attorney General of the State of New York requesting information on mutual fund shares trading practices. The Adviser is fully cooperating in responding to the request. The Fund does not believe that this matter will have a material adverse effect on the Fund's financial position or results of the operations.

GABELLI INTERNATIONAL GROWTH FUND, INC.
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Selected data for a share of capital stock outstanding throughout each period:

                                            INCOME
                                   FROM INVESTMENT OPERATIONS                                   DISTRIBUTIONS
                 ------------------------------------------------------------   -------------------------------------------
                                                     Net
                 Net Asset                      Realized and        Total                         Net
 Period            Value,           Net          Unrealized         from            Net        Realized
  Ended          Beginning      Investment       Gain/(Loss)    on Investment   Investment      Gain on          Total
December 31      of Period     Income/(Loss)     Investments      Operations      Income      Investments     Distributions
-----------      ---------     -------------     -----------    -------------   ----------    -----------     -------------
CLASS AAA
  2003(a)          $11.79        $ 0.01            $ 4.27          $ 4.28         $(0.01)          --          $(0.01)
  2002(a)           13.74          0.01             (1.95)          (1.94)         (0.01)          --           (0.01)
  2001(a)           18.29          0.17             (4.51)          (4.34)         (0.18)      $(0.03)          (0.21)
  2000(a)           22.82         (0.13)            (3.65)          (3.78)            --        (0.75)          (0.75)
  1999              15.63         (0.09)             8.25            8.16          (0.10)       (0.87)          (0.97)
CLASS A
  2003(a)          $11.91        $(0.04)           $ 4.39          $ 4.35         $(0.03)          --          $(0.03)
  2002(a)           13.74         (0.05)            (1.74)          (1.79)         (0.04)          --           (0.04)
  2001(a)(d)        14.88         (0.23)            (0.69)          (0.92)         (0.19)      $(0.03)          (0.22)
CLASS B
  2003(a)          $11.70        $(0.09)           $ 4.22          $ 4.13             --           --              --
  2002(a)           13.73         (0.09)            (1.94)          (2.03)            --           --              --
  2001(a)           17.68          0.12             (3.95)          (3.83)        $(0.09)      $(0.03)         $(0.12)
CLASS C
  2003(a)          $11.70        $(0.11)           $ 4.12          $ 4.01             --           --              --
  2002(a)           13.74         (0.10)            (1.94)          (2.04)            --           --              --
  2001(a)           18.28          0.07             (4.51)          (4.44)        $(0.07)      $(0.03)         $(0.10)
  2000(a)(b)        25.94         (0.12)            (6.79)          (6.91)            --        (0.75)          (0.75)



                                                                       RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
                                                          --------------------------------------------------------------------------
                                                                                Net                        Operating
                                Net Asset                   Net Assets       Investment      Operating      Expense
 Period                            Value,                     End of       Income/(Loss)    Expenses to       Ratio        Portfolio
  Ended            Redemption    End of         Total         Period      to Average Net    Average Net      (Net of       Turnover
December 31           Fees        Period       Return+      (in 000's)         Assets          Assets        Interest)        Rate
-----------        ----------   ----------     -------    ------------    --------------    ------------    ----------      --------
CLASS AAA
  2003(a)             $0.04       $16.10        36.7%        $42,009           0.07%            1.97%          1.94%           19%
  2002(a)                --        11.79       (14.1)         35,536           0.05             1.90           1.89            25
  2001(a)                --        13.74       (23.7)         47,172           1.14             1.86           1.80            31
  2000(a)                --        18.29       (16.5)         66,057          (0.68)            1.77           1.75            62
  1999                   --        22.82        52.4          48,883          (0.62)            1.90           1.88            74
CLASS A
  2003(a)             $0.05       $16.28        36.7%        $    90          (0.29)%           1.93%          1.90%           19%
  2002(a)                --        11.91       (13.1)              1          (0.36)            1.43           1.43            25
  2001(a)(d)             --        13.74        (6.2)              1          (3.85)(c)         1.86(c)        1.86(c)         31
CLASS B
  2003(a)             $0.04       $15.87        35.6%        $    22          (0.73)%           2.71%          2.69%           19%
  2002(a)                --        11.70       (14.8)             14          (0.69)            2.65           2.64            25
  2001(a)                --        13.73       (21.7)             18           0.82(c)          2.60(c)        2.56(c)         31
CLASS C
  2003(a)             $0.02       $15.73        34.4%        $     5          (0.84)%           2.82%          2.82%           19%
  2002(a)                --        11.70       (14.9)              3          (0.78)            2.61           2.61            25
  2001(a)                --        13.74       (24.3)              4           0.43             2.64           2.59            31
  2000(a)(b)             --        18.28       (26.6)              5          (1.43)(c)         2.52(c)        2.50(c)         62


--------------------------------
 + Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the period and sold at the end of the period including reinvestment of dividends. Total return for the period of less than one year is not annualized.
 (a) Per share amounts have been calculated using the average daily shares outstanding method.
 (b) From the commencement offering of Class C Shares on March 9, 2000.
 (c) Annualized.
 (d) Class A Shares were outstanding for the period March 13, 2000 through November 30, 2000. Financial Highlights are not presented for Class A Shares for that period as the information for this period is not considered meaningful.

                 See accompanying notes to financial statements.

GABELLI INTERNATIONAL GROWTH FUND, INC.
REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS
--------------------------------------------------------------------------------
To the Shareholders and Board of Directors of Gabelli International Growth Fund, Inc.

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the Gabelli International Growth Fund, Inc. (the "Fund") as of December 31, 2003, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2003, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Gabelli International Growth Fund, Inc. at December 31, 2003, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States.

                                                               /s/ ERNST & YOUNG

New York, New York
February 10, 2004

--------------------------------------------------------------------------------
                   2003 TAX NOTICE TO SHAREHOLDERS (Unaudited)

   For the fiscal year ended December 31, 2003, the Fund paid to shareholders, on December 29, 2003, an ordinary income dividend (comprised of net investment income and short-term capital gains) totaling $0.0133 and $0.0308 per share for Class AAA and Class A, respectively. For the fiscal year ended December 31, 2003, none of the distribution qualifies for the dividend received deduction available to corporations, and 100% of the ordinary income distributions was qualifying dividend income.
--------------------------------------------------------------------------------


GABELLI INTERNATIONAL GROWTH FUND, INC.
ADDITIONAL FUND INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------

The  business  and affairs of the Fund are managed  under the  direction  of the
Fund's Board of Directors.  Information pertaining to the Directors and officers of the Fund is set forth below. The Fund's  Statement of Additional  Information includes  additional  information  about the Fund's  Directors and is available, without  charge,  upon  request,  by calling  800-GABELLI  (800-422-3554)  or by writing to Gabelli International Growth Fund, Inc. at One Corporate Center, Rye,
NY 10580-1422.
                         TERM OF        NUMBER OF
NAME, POSITION(S)      OFFICE AND     FUNDS IN FUND
    ADDRESS 1            LENGTH OF   COMPLEX OVERSEEN     PRINCIPAL OCCUPATION(S)              OTHER DIRECTORSHIPS
    AND AGE           TIME SERVED 2     BY DIRECTOR       DURING PAST FIVE YEARS                HELD BY DIRECTOR
----------------      -------------  ----------------     ----------------------               --------------------
INTERESTED DIRECTORS 3:
MARIO J. GABELLI       Since 1994          24        Chairman of the Board and Chief Executive      Director of Morgan Group
Director                                             Officer of Gabelli Asset Management Inc. and   Holdings, Inc. (holding
Age: 61                                              Chief Investment Officer of Gabelli Funds,     company); Vice Chairman of
                                                     LLC and GAMCO Investors, Inc.; Vice Chairman   Lynch Corporation
                                                     and Chief Executive Officer of Lynch           (diversified manufacturing)
                                                     Interactive Corporation (multimedia
                                                     and services)

KARL OTTO POHL         Since 1994          33        Member of the Shareholder Committee of Sal     Director of Gabelli Asset
Director                                             Oppenheim Jr. & Cie (private investment        Management Inc. (investment
Age: 74                                              bank); Former President of the                 management); Chairman,
                                                     Deutsche Bundesbank and Chairman of its        Incentive Capital and Incentive
                                                     Central Bank Council (1980-1991)               Asset Management (Zurich);
                                                                                                    Director at Sal Oppenheim
                                                                                                    Jr. & Cie, Zurich
NON-INTERESTED DIRECTORS:
-------------------------
ANTHONY J. COLAVITA    Since 1994          35        President and Attorney at Law in the law firm               --
Director                                             of Anthony J. Colavita, P.C.
Age: 68

WERNER J. ROEDER, MD   Since 1994          26        Vice President/Medical Affairs of Lawrence                  --
Director                                             Hospital Center and practicing private physician
Age: 63

ANTHONIE C. VAN EKRIS  Since 1994          20        Managing Director of BALMAC                    Director of Aurado
Director                                             International, Inc. (commodities)              Exploration, Inc.
Age: 69                                                                                             (oil and gas operations)

OFFICERS:
---------
BRUCE N. ALPERT        Since 1994          --        Executive Vice President and Chief Operating                --
President                                            Officer of Gabelli Funds, LLC since 1988 and
Age: 52                                              an officer of all mutual funds advised by
                                                     Gabelli Funds, LLC and its affiliates.
                                                     Director and President of Gabelli Advisers, Inc.

JAMES E. MCKEE         Since 1995          --        Vice President, General Counsel and Secretary               --
Secretary                                            of Gabelli Asset Management Inc. since 1999
Age: 40                                              and GAMCO Investors, Inc. since 1993; Secretary
                                                     of all mutual funds advised by Gabelli Advisers,
                                                     Inc. and Gabelli Funds, LLC

--------------------------------------------------------------------------------
1 Address: One Corporate Center, Rye, NY 10580-1422, unless otherwise noted.
2 Each Director  will hold office for an  indefinite  term until the earliest of
  (i) the next meeting of shareholders if any, called for the purpose of considering the election or re-election of such Director and until the election and qualification of his or her successor, if any, elected at such meeting, or (ii) the date a Director resigns or retires, or a Director is removed by the Board of Directors or shareholders, in accordance with the Fund's ByLaws and Articles of Incorporation.
3 "Interested person" of the Fund as defined in the Investment Company Act of 1940. Messrs. Gabelli and Pohl are each considered an "interested person" because of their affiliation with Gabelli Funds, LLC which acts as the Fund's investment adviser.

--------------------------------------------------------------------------------
     GABELLI FUNDS AND YOUR PERSONAL PRIVACY
--------------------------------------------------------------------------------

     WHO ARE WE?
     The Gabelli Funds are investment companies registered with the Securities and Exchange Commission under the Investment Company Act of 1940. We are managed by Gabelli Funds LLC, Gabelli Advisers, Inc. and Gabelli Fixed Income, LLC, which are affiliated with Gabelli Asset Management Inc. Gabelli Asset Management is a publicly-held company that has subsidiaries that provide investment advisory or brokerage services for a variety of clients.

     WHAT KIND OF NON-PUBLIC INFORMATION DO WE COLLECT ABOUT YOU IF YOU BECOME A GABELLI CUSTOMER?
     If you apply to open an account directly with us, you will be giving us some non-public information about yourself. The non-public information we collect about you is:

     o INFORMATION YOU GIVE US ON YOUR APPLICATION FORM. This could include your name, address, telephone number, social security number, bank account number, and other information.
     o INFORMATION ABOUT YOUR TRANSACTIONS WITH US, ANY TRANSACTIONS WITH OUR AFFILIATES AND TRANSACTIONS WITH THE ENTITIES WE HIRE TO PROVIDE SERVICES TO YOU. This would include information about the shares that you buy or redeem, and the deposits and withdrawals that you make. If we hire someone else to provide services--like a transfer agent--we will also have information about the transactions that you conduct through them.

     WHAT INFORMATION DO WE DISCLOSE AND TO WHOM DO WE DISCLOSE IT?
     We do not disclose any non-public personal information about our customers or former customers to anyone, other than our affiliates, our service providers who need to know such information and as otherwise permitted by law. If you want to find out what the law permits, you can read the privacy rules adopted by the Securities and Exchange Commission. They are in volume 17 of the Code of Federal Regulations, Part 248. The Commission often posts information about its regulations on its web site, www.sec.gov.

     WHAT DO WE DO TO PROTECT YOUR PERSONAL INFORMATION?
     We restrict access to non-public personal information about you to the people who need to know that information in order to provide services to you or the Fund and to ensure that we are complying with the laws governing the securities business. We maintain physical, electronic, and procedural safeguards to keep your personal information confidential.
--------------------------------------------------------------------------------

                             GABELLI FAMILY OF FUNDS

VALUE ________________________________________
GABELLI ASSET FUND
Seeks to invest primarily in a diversified portfolio of common stocks selling at significant discounts to their private market value. The Fund's primary objective is growth of capital. (MULTICLASS)
                                        PORTFOLIO MANAGER: MARIO J. GABELLI, CFA

GABELLI BLUE CHIP VALUE FUND
Seeks long term growth of capital through investment primarily in the common stocks of established companies which are temporarily out of favor. The fund's objective is to identify a catalyst or sequence of events that will return the company to a higher value.
(MULTICLASS)                              PORTFOLIO MANAGER: BARBARA MARCIN, CFA

GABELLI WESTWOOD EQUITY FUND
Seeks to invest primarily in the common stock of well-seasoned companies that have recently reported positive earnings surprises and are trading below Westwood's proprietary growth rate estimates. The Fund's primary objective is capital appreciation.
(MULTICLASS)                                   PORTFOLIO MANAGER: SUSAN M. BYRNE

FOCUSED VALUE ______________________________
GABELLI VALUE FUND
Seeks to invest in securities of companies believed to be undervalued. The Fund's primary objective is long-term capital appreciation. (MULTICLASS)
                                        PORTFOLIO MANAGER: MARIO J. GABELLI, CFA

SMALL CAP VALUE ____________________________
GABELLI SMALL CAP FUND
Seeks to invest primarily in common stock of smaller companies (market capitalizations less than $1 billion) believed to have rapid revenue and earnings growth potential. The Fund's primary objective is capital appreciation.
(MULTICLASS)                            PORTFOLIO MANAGER: MARIO J. GABELLI, CFA

GABELLI WOODLAND SMALL CAP VALUE FUND
Seeks to invest primarily in the common stocks of smaller companies (market capitalizations less than $1.5 billion) believed to be undervalued with shareholder oriented management teams that are employing strategies to grow the company's value. The Fund's primary objective is capital appreciation.
(MULTICLASS)                          PORTFOLIO MANAGER: ELIZABETH M. LILLY, CFA

GROWTH ______________________________________
GABELLI GROWTH FUND
Seeks to invest primarily in large cap stocks believed to have favorable, yet undervalued, prospects for earnings growth. The Fund's primary objective is
capital appreciation. (MULTICLASS)        PORTFOLIO MANAGER: HOWARD F. WARD, CFA

GABELLI INTERNATIONAL GROWTH FUND
Seeks to invest in the equity securities of foreign issuers with long-term capital appreciation potential. The Fund offers investors global
diversification. (MULTICLASS)                    PORTFOLIO MANAGER: CAESAR BRYAN

AGGRESSIVE GROWTH _________________________
GABELLI GLOBAL GROWTH FUND
Seeks capital appreciation through a disciplined investment program focusing on the globalization and interactivity of the world's marketplace. The Fund invests in companies at the forefront of accelerated growth. The Fund's primary
objective is capital appreciation. (MULTICLASS)                     TEAM MANAGED

MICRO-CAP ___________________________________
GABELLI WESTWOOD MIGHTY MITES(SM) FUND
Seeks to invest in micro-cap companies that have market capitalizations of $300 million or less. The Fund's primary objective is long-term capital appreciation.
(MULTICLASS)                                                        TEAM MANAGED

EQUITY INCOME _______________________________
GABELLI EQUITY INCOME FUND
Seeks to invest primarily in equity securities with above market average yields. The Fund pays monthly dividends and seeks a high level of total return with an
emphasis on income. (MULTICLASS)        PORTFOLIO MANAGER: MARIO J. GABELLI, CFA

GABELLI WESTWOOD BALANCED FUND
Seeks to invest in a balanced and diversified portfolio of stocks and bonds. The Fund's primary objective is both capital appreciation and current income.
(MULTICLASS)                            CO-PORTFOLIO MANAGERS: SUSAN M. BYRNE
                                                               MARK FREEMAN, CFA

GABELLI WESTWOOD REALTY FUND
Seeks to invest in securities that are primarily engaged in or related to the real estate industry. The Fund's primary objective is long-term capital
appreciation. (MULTICLASS)                     PORTFOLIO MANAGER: SUSAN M. BYRNE

SPECIALTY EQUITY ____________________________
GABELLI GLOBAL CONVERTIBLE SECURITIES FUND
Seeks to invest principally in bonds and preferred stocks which are convertible into common stock of foreign and domestic companies. The Fund's primary objective is total return through a combination of current income and capital
appreciation. (MULTICLASS)                                          TEAM MANAGED

GABELLI GLOBAL OPPORTUNITY FUND
Seeks to invest in common stock of companies which have rapid growth in revenues and earnings and potential for above average capital appreciation or are undervalued. The Fund's primary objective is capital appreciation.
(MULTICLASS)                                                        TEAM MANAGED

SECTOR ______________________________________
GABELLI GLOBAL TELECOMMUNICATIONS FUND
Seeks to invest in telecommunications companies throughout the world - targeting undervalued companies with strong earnings and cash flow dynamics. The Fund's
primary objective is capital appreciation. (MULTICLASS)             TEAM MANAGED

GABELLI GOLD FUND
Seeks to invest in a global portfolio of equity securities of gold mining and related companies. The Fund's objective is long-term capital appreciation. Investment in gold stocks is considered speculative and is affected by a variety of world-wide economic, financial and political factors. (MULTICLASS)
                                                 PORTFOLIO MANAGER: CAESAR BRYAN

GABELLI UTILITIES FUND
Seeks to provide a high level of total return  through a combination  of capital
appreciation and current income. (MULTICLASS)                       TEAM MANAGED

MERGER AND ARBITRAGE _____________________
GABELLI ABC FUND
Seeks to invest in securities with attractive opportunities for appreciation or investment income. The Fund's primary objective is total return in various market conditions without excessive risk of capital loss.
(NO-LOAD)                               PORTFOLIO MANAGER: MARIO J. GABELLI, CFA

CONTRARIAN_________________________________
Gabelli Mathers Fund
Seeks long-term capital appreciation in various market conditions without excessive risk of capital loss. (CLASS AAA-NO-LOAD)
                                        PORTFOLIO MANAGER: HENRY VAN DER EB, CFA

COMSTOCK CAPITAL VALUE FUND
Seeks capital appreciation and current income. The Fund may use either long or short positions to achieve its objective.
(MULTICLASS)                               PORTFOLIO MANAGER: MARTIN WEINER, CFA

COMSTOCK STRATEGY FUND
The Fund emphasizes investments in debt securities, which maximize total return in light of credit risk, interest rate risk, and the risk associated with the length of maturity of the debt instrument. (MULTICLASS)
                                           PORTFOLIO MANAGER: MARTIN WEINER, CFA

QUANTITATIVE_________________________________
NED DAVIS RESEARCH ASSET  ALLOCATION  FUND
Seeks to achieve returns greater then the weighted composite benchmark consisting of 60% in the S&P 500 Index and 40% in the Lehman Long Term U.S. Government Bond Index through a flexible asset allocation strategy. The Fund's
primary objective is capital appreciation. (MULTICLASS)             TEAM MANAGED

SMALL CAP GROWTH __________________________
GABELLI WESTWOOD SMALLCAP EQUITY FUND
Seeks to invest primarily in smaller capitalization equity securities - market caps of $1.5 billion or less. The Fund's primary objective is long-term capital appreciation. (MULTICLASS)
                            CO-PORTFOLIO MANAGERS: CHRISTOPHER J. MACDONALD, CFA

FIXED INCOME ________________________________
GABELLI WESTWOOD INTERMEDIATE BOND FUND
Seeks to invest in a diversified portfolio of bonds with various maturities. The Fund's primary objective is total return.
(MULTICLASS)                                PORTFOLIO MANAGER: MARK FREEMAN, CFA

CASH MANAGEMENT-MONEY MARKET __________
GABELLI U.S. TREASURY MONEY MARKET FUND
Seeks to invest exclusively in short-term U.S. Treasury securities. The Fund's primary objective is to provide high current income consistent with the preservation of principal and liquidity. (NO-LOAD)
                                             PORTFOLIO MANAGER: JUDITH A. RANERI

THE TREASURER'S FUND
Three money market portfolios designed to generate superior returns without compromising portfolio safety. U.S. Treasury Money Market seeks to invest in U.S. Treasury securities and repurchase agreements. Tax Exempt Money Market seeks to invest in municipal securities. Domestic Prime Money Market seeks to invest in prime quality, domestic money market instruments.
                                   (NO-LOAD) PORTFOLIO MANAGER: JUDITH A. RANERI

THE GLOBAL FUNDS INVEST IN FOREIGN SECURITIES WHICH INVOLVE RISKS NOT ORDINARILY ASSOCIATED WITH INVESTMENTS IN DOMESTIC ISSUES, INCLUDING CURRENCY FLUCTUATION, ECONOMIC AND POLITICAL RISKS.

AN INVESTMENT IN THE ABOVE MONEY MARKET FUNDS IS NEITHER INSURED NOR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY GOVERNMENT AGENCY. ALTHOUGH THE FUNDS SEEK TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUNDS.

  TO RECEIVE A PROSPECTUS, CALL 800-GABELLI (422-3554). THE PROSPECTUS GIVES A MORE COMPLETE DESCRIPTION OF THE FUND, INCLUDING FEES AND EXPENSES. READ THE
             PROSPECTUS CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

                     GABELLI INTERNATIONAL GROWTH FUND, INC.
                              One Corporate Center
                            Rye, New York 10580-1422
                                   800-GABELLI
                                  800-422-3554
                                FAX: 914-921-5118
                            WEBSITE: WWW.GABELLI.COM
                            E-MAIL: INFO@GABELLI.COM
                   Net Asset Value available daily by calling
                           800-GABELLI after 6:00 P.M.

                BOARD OF DIRECTORS
Mario J. Gabelli, CFA           Werner J. Roeder, MD
CHAIRMAN AND CHIEF              VICE PRESIDENT/MEDICAL AFFAIRS
INVESTMENT OFFICER              LAWRENCE HOSPITAL CENTER
GABELLI ASSET MANAGEMENT INC.

Anthony J. Colavita             Anthonie C. van Ekris
ATTORNEY-AT-LAW                 MANAGING DIRECTOR
ANTHONY J. COLAVITA, P.C.       BALMAC INTERNATIONAL, INC.

Karl Otto Pohl
FORMER PRESIDENT
DEUTSCHE BUNDESBANK

           OFFICERS AND PORTFOLIO MANAGER
Caesar Bryan                    Bruce N. Alpert
PORTFOLIO MANAGER               PRESIDENT

James E. McKee
SECRETARY

                    DISTRIBUTOR
              Gabelli & Company, Inc.

   CUSTODIAN, TRANSFER AGENT AND DIVIDEND AGENT
        State Street Bank and Trust Company

                   LEGAL COUNSEL
              Willkie Farr &Gallagher

[GRAPHIC OMITTED]
MARIO GABELLI PHOTO

GABELLI
INTERNATIONAL
GROWTH
FUND,
INC.

--------------------------------------------------------------------------------
This report is submitted for the general information of the shareholders of Gabelli International Growth Fund, Inc. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
--------------------------------------------------------------------------------

GAB009Q403SR


                                                                   ANNUAL REPORT
                                                               DECEMBER 31, 2003

ITEM 2. CODE OF ETHICS.

     (a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

     (b) No response required.

     (c) There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

     (d) The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item's instructions.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

As of the end of the period covered by the report, the registrant's board of directors had not determined that it had a qualified audit committee financial expert serving on its audit committee. The registrant did, at its February 25, 2004 Board of Directors Meeting, determine that Salvatore J. Zizza is qualified to serve as an audit committee financial expert serving on its audit committee and that he is "independent," as defined by this Item 3.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

     (a) AUDIT FEES: The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $30,000 in 2003 and $29,000 in 2002.

     (b) AUDIT-RELATED FEES: The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item are $0 in 2003 and $0 in 2002.

     (c) TAX FEES: The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $3,400 in 2003 and $3,250 in 2002.

         Tax fees represent tax compliance services provided in connection with the review of the Registrant's tax returns.

     (d) ALL OTHER FEES: The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $0 in 2003 and $0 in 2002.

     (e)(1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

              Pre-Approval Policies and Procedures. The Audit Committee ("Committee") of the registrant is responsible for pre-approving
              (i) all audit and permissible non-audit services to be provided by the independent auditors to the registrant and (ii) all permissible non-audit services to be provided by the independent auditors to Gabelli and any affiliate of Gabelli that provides services to the registrant (a "Covered Services Provider") if the independent auditors' engagement relates directly to the operations and financial reporting of the registrant. The Committee may delegate its responsibility to pre-approve any such audit and permissible non-audit services to the Chairperson of the Committee, and the Chairperson must report to the Committee, at its next regularly scheduled meeting after the Chairperson's pre-approval of such services, his or her decision(s). The Committee may also establish detailed pre-approval policies and procedures for pre-approval of such services in accordance with applicable laws, including the delegation of some or all of the Committee's pre-approval responsibilities to other persons (other than Gabelli or the registrant's officers). Pre-approval by the Committee of any permissible non-audit services is not required so long as: (i) the aggregate amount of all such permissible non-audit services provided to the registrant, Gabelli and any Covered Services Provider constitutes not more than 5% of the total amount of revenues paid by the registrant to its independent auditors during the fiscal year in which the permissible non-audit services are provided; (ii) the permissible non-audit services were not recognized by the registrant at the time of the engagement to be non-audit services; and (iii) such services are promptly brought to the attention of the Committee and approved by the Committee or the Chairperson prior to the completion of the audit.

     (e)(2) The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

                           (b) N/A

                           (c) 100%

                           (d) N/A

     (f) The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was zero percent (0%).

     (g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $62,400 in 2003 and $65,750 in 2002.

     (h) The registrant's audit committee of the board of directors HAS considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not yet applicable.

ITEM 10. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS.

     (a)(1) Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

     (a)(2) Certifications pursuant to Rule 30a-2(a) of the Investment Company Act of 1940, as amended, are attached hereto.

     (a)(3)   Not applicable.

     (b) Certifications pursuant to Rule 30a-2(b) of the Investment Company Act of 1940, as amended, are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)                                Gabelli International Growth Fund,
                                            Inc.
             -------------------------------------------------------------------

By (Signature and Title)*                   /s/ Bruce N. Alpert
                          ------------------------------------------------------
                                            Bruce N. Alpert, Principal Executive
                                            Officer


Date                                        March 9, 2004
     ---------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                   /s/ Bruce N. Alpert
                         -------------------------------------------------------
                                            Bruce N. Alpert, Principal Executive
                                            Officer and Principal Financial
                                            Officer


Date                                        March 9, 2004
     ---------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.